Other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Derivative assets (note 17)	$ 2.0	$ 0.0
Other current assets	$ 26.0	$ 17.9